PARENT ONLY FINANCIAL INFORMATION (Condensed Statements of Comprehensive Income) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	[1]	¥ (307,519)	¥ (251,298)	¥ (183,998)
Operating income (loss)		229,834	157,682	117,916
Foreign currency exchange gains (loss)		3,760	(29,499)	7,359
Interest income		23,974	42,732	26,802
Loss on foreign currency forward contract		(12,898)
Other income		15,960	11,812	14,568
Income before income taxes		260,630	182,727	166,645
Income tax expense		(18,776)	(3,967)	(14,795)
Net income		241,854	178,760	151,850
Other comprehensive income
Foreign currency translation adjustment, net of nil income tax		22,972	34,748	(2,896)
Unrealized holding gains on available for sale securities, net of RMB42 income taxes		5,235
Less: reclassification adjustment for gains on available for sale securities realized in net income, net of RMB42 income taxes		(235)
Comprehensive income		269,826	213,508	148,954
Unrealized holding gains on available for sale securities, net of income taxes		42
Reclassification adjustment for gains on available for sale securities realized in net income, net of income taxes		42
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
General and administrative expenses		(4,477)	(4,241)	(1,047)
Operating income (loss)		(4,477)	(4,241)	(1,047)
Equity in income of subsidiaries		253,396	194,914	129,811
Foreign currency exchange gains (loss)		(4,753)	(31,923)	7,251
Interest income		8,027	17,610	14,059
Loss on foreign currency forward contract		(12,898)
Other income		2,559	2,400	1,776
Income before income taxes		241,854	178,760	151,850
Income tax expense
Net income		241,854	178,760	151,850
Other comprehensive income
Foreign currency translation adjustment, net of nil income tax		22,972	34,748	(2,896)
Unrealized holding gains on available for sale securities, net of RMB42 income taxes		5,235
Less: reclassification adjustment for gains on available for sale securities realized in net income, net of RMB42 income taxes		(235)
Comprehensive income		269,826	¥ 213,508	¥ 148,954
Unrealized holding gains on available for sale securities, net of income taxes		42
Reclassification adjustment for gains on available for sale securities realized in net income, net of income taxes		¥ 42

[1]	Includes share-based compensation expense as follows (note 14):